SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Significant Accounting Policies [Abstract]
Percentage of consolidated sales in North America	53.00%
Shipping and handling costs, which are included in selling and marketing expenses	$ 134	$ 127	$ 151
Advertising expense	312	297	302
Property Plant And Equipment [Line Items]
Other Revenue	343	140	$ 167
Cash And Cash Equivalents And Marketable Securities Deposited In Banks And Financial Institutions	$ 1,900
Venezuel Acumulative Inflation Rate	100.00%
Deferred Tax Current ReclassifiedTo Non Currect	$ 978
Allowance For Doubtful Accounts Receivable	$ 191	$ 146
Building [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life Mainly	40
Other Machinery And Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life	15 years 12 months 31 days
Other Machinery And Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life	20 years 12 months 31 days
Other Capitalized Property Plant And Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life	5 years 12 months 31 days
Other Capitalized Property Plant And Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life	10 years 12 months 31 days